DUE FROM RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DUE FROM RELATED PARTIES (Tables)
Schedule of Due from related parties
	June 31,	December 31,
	2021	2020
	(Unaudited)
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$394,913	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Jun Wang	3,479	-
Total Due from Related Parties	$398,392	$429,648

	December 31,	December 31,
	2020	2019
Beijing Zhenhuikang Biotechnology Co., Ltd (“Zhenhuikang”) (1)	$404,288	$399,251
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	25,360	-
Total Due From Related Parties	$429,648	$399,251